Cover	Jan. 26, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 26, 2020
Entity File Number	001-38685
Entity Registrant Name	ChaSerg Technology Acquisition Corp.
Entity Central Index Key	0001743725
Entity Tax Identification Number	83-0632724
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7660 Fay Avenue
Entity Address, Address Line Two	Suite H
Entity Address, Address Line Three	Unit 339
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	(619)
Local Phone Number	736-6855
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class Common Stock Par Value 0. 0001 Per Share [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CTAC
Security Exchange Name	NASDAQ
Warrants To Purchase One Share Of Class Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A Common Stock
Trading Symbol	CTACW
Security Exchange Name	NASDAQ
Units Each Consisting Of Each Consisting Of One Share Of Class Common Stock And Onehalf Of One Warrant [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Units, each consisting of each consisting of one share of Class A Common Stock and one-half of one Warrant
Trading Symbol	CTACU
Security Exchange Name	NASDAQ